Deposits and prepaid expenses (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Prepaid insurance	$ 1,580,298	$ 92,014
Prepaid electricity	1,308,297	0
Miscellaneous deposits	470,764	0
Total current deposits and prepaids expenses	3,359,359	92,014
Non-current [Abstract]
Deposits for plant and equipment purchase	110,760,561	1,205,122
Deposits related to power purchase agreement	20,000,000	0
Deposits related to operating site development	18,609,383	0
Deposits related to electricity supply under Electricity Supply Agreement	6,252,735	5,952,735
Other	880,252	201,189
Total non-current deposits and prepaids expenses	$ 156,502,931	$ 7,359,046